INSURANCE COVERAGE (Details) - 12 months ended Dec. 31, 2022 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
INSURANCE COVERAGE
Maximum insurance coverage for operational risks	$ 1,000,000	R$ 5,517,700
Maximum insurance coverage for civil general liabilities	20,000	104,354
Maximum coverage for domestic transportation insurance policy		60,000
Maximum coverage for international transportation insurance policy	$ 75,000	R$ 391,328
Insurance coverage term for domestic and international transportation	18 months